UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-9279
Van Kampen Equity Trust II

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 8/31
Date of reporting period: 11/30/09

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Technology Fund
Portfolio of Investments • November 30, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 100.0%
Aerospace & Defense 3.1%
Goodrich Corp.	2,100	$124,614
Lockheed Martin Corp.	49,600	3,830,608
Raytheon Co.	2,100	108,213

		4,063,435

Application Software 9.9%
Adobe Systems, Inc. (a)	57,100	2,003,068
Amdocs Ltd. (Guernsey) (a)	102,100	2,698,503
Autodesk, Inc. (a)	45,700	1,071,665
Citrix Systems, Inc. (a)	62,100	2,370,978
Compuware Corp. (a)	2,100	14,574
Mentor Graphics Corp. (a)	2,100	15,477
SAP AG — ADR (Germany)	2,100	100,527
Synopsys, Inc. (a)	202,100	4,541,187

		12,815,979

Biotechnology 7.5%
Amgen, Inc. (a)	42,100	2,372,335
Biogen Idec, Inc. (a)	7,400	347,356
Celgene Corp. (a)	20,000	1,109,000
Genzyme Corp. (a)	44,800	2,271,360
Gilead Sciences, Inc. (a)	45,000	2,072,250
Myriad Genetics, Inc. (a)	50,000	1,156,000
United Therapeutics Corp. (a)	8,200	373,838

		9,702,139

Communications Equipment 14.6%
Arris Group, Inc. (a)	2,100	20,979
Ciena Corp. (a)	2,100	25,515
Cisco Systems, Inc. (a)	194,200	4,544,280
Corning, Inc.	2,100	35,028
F5 Networks, Inc. (a)	45,000	2,116,350
Harmonic, Inc. (a)	2,100	10,626

1

Van Kampen Technology Fund
Portfolio of Investments • November 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Communications Equipment (continued)
Harris Corp.	2,100	$92,190
Harris Stratex Networks, Inc., Class A (a)	521	3,272
InterDigital, Inc. (a)	2,100	49,959
Juniper Networks, Inc. (a)	142,100	3,713,073
Nokia — ADR (Finland)	2,100	27,846
Polycom, Inc. (a)	2,100	45,276
QUALCOMM, Inc.	122,400	5,508,000
Research In Motion Ltd. (Canada) (a)	45,000	2,605,050

		18,797,444

Computer Hardware 18.2%
Apple, Inc. (a)	57,100	11,414,861
Dell, Inc. (a)	2,100	29,652
Hewlett-Packard Co.	116,700	5,725,302
IBM Corp.	49,600	6,266,960
Sun Microsystems, Inc. (a)	2,100	17,871
Teradata Corp. (a)	2,100	61,530

		23,516,176

Computer Storage & Peripherals 4.3%
EMC Corp. (a)	102,100	1,718,343
Emulex Corp. (a)	2,100	20,454
NetApp, Inc. (a)	117,100	3,609,022
QLogic Corp. (a)	2,100	37,674
Seagate Technology (Cayman Islands)	2,100	31,773
Western Digital Corp. (a)	2,100	77,364

		5,494,630

Data Processing & Outsourced Services 0.2%
Automatic Data Processing, Inc.	2,100	91,245
Computer Sciences Corp. (a)	2,100	116,151
DST Systems, Inc. (a)	2,100	89,208

		296,604

2

Van Kampen Technology Fund
Portfolio of Investments • November 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Electrical Components & Equipment 0.0%
SunPower Corp., Class B (a)	3	$53

Electronic Equipment Manufacturers 0.0%
Agilent Technologies, Inc. (a)	2,100	60,732

Fertilizers & Agricultural Chemicals 1.6%
Monsanto Co.	25,000	2,018,750

Health Care Equipment 0.2%
Boston Scientific Corp. (a)	2,100	17,577
CONMED Corp. (a)	2,100	43,659
Kinetic Concepts, Inc. (a)	1,700	57,307
Medtronic, Inc.	2,100	89,124
Saint Jude Medical, Inc. (a)	2,100	77,091

		284,758

Home Entertainment Software 2.4%
Activision Blizzard, Inc. (a)	267,700	3,049,103

Internet Retail 3.3%
Amazon.com, Inc. (a)	31,000	4,213,210

Internet Software & Services 7.0%
Digital River, Inc. (a)	2,100	52,983
eBay, Inc. (a)	2,100	51,387
Google, Inc., Class A (a)	6,800	3,964,400
j2 Global Communications, Inc. (a)	2,100	41,748
VeriSign, Inc. (a)	45,800	1,027,752
Websense, Inc. (a)	2,100	33,033
Yahoo!, Inc. (a)	261,800	3,919,146

		9,090,449

Life Sciences Tools & Services 0.5%
Millipore Corp. (a)	7,700	524,370
Thermo Fisher Scientific, Inc. (a)	2,100	99,183

		623,553

3

Van Kampen Technology Fund
Portfolio of Investments • November 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Office Electronics 0.0%
Xerox Corp.	2,100	$16,170

Pharmaceuticals 0.1%
Biovail Corp. (Canada)	2,100	30,303
Novartis AG — ADR (Switzerland)	2,100	116,760

		147,063

Semiconductor Equipment 5.0%
Applied Materials, Inc.	77,100	949,101
ASML Holding NV (Netherlands)	55,000	1,704,450
KLA-Tencor Corp.	44,800	1,399,552
Lam Research Corp. (a)	67,100	2,280,729
Novellus Systems, Inc. (a)	2,100	43,449
Teradyne, Inc. (a)	2,100	18,606

		6,395,887

Semiconductors 7.7%
Altera Corp.	44,800	942,144
Analog Devices, Inc.	45,800	1,373,542
Broadcom Corp., Class A (a)	67,100	1,959,320
Intel Corp.	92,100	1,768,320
Linear Technology Corp.	2,100	56,637
National Semiconductor Corp.	45,000	657,000
Standard Microsystems Corp. (a)	2,100	40,404
Texas Instruments, Inc.	62,100	1,570,509
Xilinx, Inc.	67,100	1,519,144

		9,887,020

Systems Software 14.4%
BMC Software, Inc. (a)	67,100	2,598,783
CA, Inc.	2,100	46,410
Check Point Software Technologies Ltd. (Israel) (a)	107,100	3,383,289
McAfee, Inc. (a)	112,100	4,276,615
Microsoft Corp.	97,100	2,855,711

4

Van Kampen Technology Fund
Portfolio of Investments • November 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Systems Software (continued)
Oracle Corp.	167,100	$3,689,568
Progress Software Corp. (a)	2,100	50,589
Sybase, Inc. (a)	2,100	84,504
Symantec Corp. (a)	87,100	1,546,025

		18,531,494

Wireless Telecommunication Services 0.0%
Telephone & Data Systems, Inc.	2,100	64,029

Total Investments 100.0%
(Cost $119,160,683)		129,068,678

Liabilities in Excess of Other Assets 0.0%		(17,824)

Net Assets 100.0%		$129,050,854

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security.

ADR — American Depositary Receipt
Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sales price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the Issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Options are valued at the last sale price. Short- term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1—	quoted prices in active markets for identical investments

Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

Van Kampen Technology Fund
Portfolio of Investments • November 30, 2009 (Unaudited) continued
The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3
		Other Significant	Significant
Investments	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Investments in an Asset Position
Common Stocks
Aerospace & Defense	$4,063,435	$—	$—	$4,063,435
Application Software	12,815,979	—	—	12,815,979
Biotechnology	9,702,139	—	—	9,702,139
Communications Equipment	18,797,444	—	—	18,797,444
Computer Hardware	23,516,176	—	—	23,516,176
Computer Storage & Peripherals	5,494,630	—	—	5,494,630
Data Processing & Outsourced Services	296,604	—	—	296,604
Electrical Components & Equipment	53	—	—	53
Electronic Equipment Manufacturers	60,732	—	—	60,732
Fertilizers & Agricultural Chemicals	2,018,750	—	—	2,018,750
Health Care Equipment	284,758	—	—	284,758
Home Entertainment Software	3,049,103	—	—	3,049,103
Internet Retail	4,213,210	—	—	4,213,210
Internet Software & Services	9,090,449	—	—	9,090,449
Life Sciences Tools & Services	623,553	—	—	623,553
Office Electronics	16,170	—	—	16,170
Pharmaceuticals	147,063	—	—	147,063
Semiconductor Equipment	6,395,887	—	—	6,395,887
Semiconductors	9,887,020	—	—	9,887,020
Systems Software	18,531,494	—	—	18,531,494
Wireless Telecommunication Services	64,029	—	—	64,029

Total Investments in an Asset Position	$129,068,678	$—	$—	$129,068,678

6

Van Kampen International Advantage Fund
Portfolio of Investments • November 30, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 96.8%
Australia 2.8%
Computershare Ltd.	203,367	$1,991,161

Bermuda 10.5%
Axis Capital Holdings Ltd.	69,644	1,949,336
China Yurun Food Group Ltd.	836,000	2,049,535
Esprit Holdings Ltd.	158,737	1,067,115
Li & Fung Ltd.	612,000	2,463,778

		7,529,764

Brazil 1.8%
Companhia Brasileira de Meios de Pagamento	136,000	1,274,395

China 2.5%
China Shenhua Energy Co., Ltd.	365,500	1,787,401

Finland 2.0%
Vacon Oyj	34,685	1,432,236

France 6.0%
Ipsen SA	40,132	2,191,967
Sodexo	37,491	2,105,420

		4,297,387

Germany 12.0%
Adidas AG	23,295	1,333,735
Fresenius Medical Care AG & Co. KGaA	55,167	2,933,225
United Internet AG (a)	146,366	1,975,787
Wirecard AG	183,517	2,331,239

		8,573,986

Ireland 2.4%
ICON PLC — ADR (a)	76,300	1,732,010

Israel 5.8%
Strauss Group Ltd.	121,282	1,701,640

Van Kampen International Advantage Fund
Portfolio of Investments • November 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Israel (continued)
Teva Pharmaceutical Industries Ltd. — ADR	46,768	$2,468,883

		4,170,523

Japan 8.0%
DAITO Trust Construction Co., Ltd.	49,600	2,358,352
EPS Co., Ltd.	430	1,631,652
Unicharm Petcare Corp.	47,000	1,712,749

		5,702,753

Jersey Channel Islands 3.2%
Shire Ltd.	117,742	2,295,313

Mexico 2.9%
Fomento Economico Mexicano SA de CV, Class B — ADR	45,050	2,050,226

Netherlands 2.9%
QIAGEN NV (a)	94,290	2,083,809

Republic of Korea (South Korea) 2.5%
NHN Corp. (a)	11,298	1,797,497

South Africa 2.4%
Aspen Pharmacare Holdings Ltd. (a)	187,204	1,719,091

Spain 6.7%
Banco Santander SA	165,516	2,835,736
Telefonica SA	67,141	1,927,595

		4,763,331

Thailand 1.6%
Kasikornbank Public Co., Ltd. — NVDR	434,000	1,122,695

United Kingdom 17.9%
Intertek Group PLC	149,385	2,860,567
Man Group PLC	346,883	1,816,972
SABMiller PLC	110,200	3,208,832

Van Kampen International Advantage Fund
Portfolio of Investments • November 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United Kingdom (continued)
Standard Chartered PLC	113,743	$2,776,839
Telecity Group PLC (a)	382,800	2,143,649

		12,806,859

United States 2.9%
NII Holdings, Inc., Class B (a)	70,888	2,112,462

Total Long-Term Investments 96.8% (Cost $60,595,283)		69,242,899

Repurchase Agreements 3.2%
Banc of America Securities ($868,150 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.15%, dated 11/30/09, to be sold on 12/01/09 at $868,154)		868,150
JPMorgan Chase & Co. ($1,420,702 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.15%, dated 11/30/09, to be sold on 12/01/09 at $1,420,708)		1,420,702
State Street Bank & Trust Co. ($5,148 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 11/30/09, to be sold on 12/01/09 at $5,148)		5,148

Total Repurchase Agreements 3.2% (Cost $2,294,000)		2,294,000

Total Investments 100.0% (Cost $62,889,283)		71,536,899

Foreign Currency 0.1% (Cost $64,841)		64,718

Liabilities in Excess of Other Assets (0.1%)		(54,655)

Net Assets 100.0%		$71,546,962

Percentages are calculated as a percentage of net assets.

Van Kampen International Advantage Fund
Portfolio of Investments • November 30, 2009 (Unaudited) continued

(a)     Non-income producing security.
ADR — American Depositary Receipt
Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted securities and listed securities for which the last sales price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuation may be adjusted to reflect the estimated fair value as of close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1—	quoted prices in active markets for identical investments

Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Van Kampen International Advantage Fund
Portfolio of Investments • November 30, 2009 (Unaudited) continued
The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund’s investments carried at value:

		Level 2	Level 3		Percent
	Level 1	Other Significant	Significant		of Net
Investment	Quoted Prices	Observable Inputs	Unobservable Inputs	Total	Assets

Investments in an Asset Position

Common Stocks
Apparel Retail	$1,067,115	$—	$—	$1,067,115	1.5%
Apparel, Accessories & Luxury Goods	1,333,735	—	—	1,333,735	1.9
Asset Management & Custody Banks	1,816,972	—	—	1,816,972	2.5
Brewers	3,208,832	—	—	3,208,832	4.5
Coal & Consumable Fuels	1,787,401	—	—	1,787,401	2.5
Data Processing & Outsourced Services	3,265,556	—	—	3,265,556	4.6
Distributors	2,463,778	—	—	2,463,778	3.4
Diversified Banks	6,735,270	—	—	6,735,270	9.4
Diversified Commercial & Professional Services	5,191,806	—	—	5,191,806	7.3
Electrical Components & Equipment	1,432,236	—	—	1,432,236	2.0
Health Care Services	2,933,225	—	—	2,933,225	4.1
Homebuilding	2,358,353	—	—	2,358,353	3.3
Integrated Telecommunication Services	1,927,595	—	—	1,927,595	2.7

Van Kampen International Advantage Fund
Portfolio of Investments • November 30, 2009 (Unaudited) continued

		Level 2	Level 3		Percent
	Level 1	Other Significant	Significant		of Net
Investment	Quoted Prices	Observable Inputs	Unobservable Inputs	Total	Assets

Internet Software & Services	$5,916,933	$—	$—	$5,916,933	8.3%
Life Sciences Tools & Services	5,447,471	—	—	5,447,471	7.6
Packaged Foods & Meats	5,463,924	—	—	5,463,924	7.6
Pharmaceuticals	8,675,254	—	—	8,675,254	12.1
Property & Casualty Insurance	1,949,336	—	—	1,949,336	2.7
Restaurants	2,105,420	—	—	2,105,420	2.9
Soft Drinks	2,050,226	—	—	2,050,226	2.9
Wireless Telecommunication Services	2,112,461	—	—	2,112,461	3.0
Repurchase Agreements	—	2,294,000	—	2,294,000	3.2

Total Investments in an Asset Position	$69,242,899	$2,294,000	$—	$71,536,899	100.0%

Van Kampen American Franchise Fund
Portfolio of Investments ▪ November 30, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 97.2%
Asset Management & Custody Banks 2.1%
Franklin Resources, Inc.	52,015	$5,619,180

Communications Equipment 3.6%
Cisco Systems, Inc. (a)	397,717	9,306,578

Computer Hardware 5.5%
Apple, Inc. (a)	71,473	14,288,167

Construction Materials 2.7%
Cemex SAB de CV — ADR (Mexico) (a)	226,516	2,557,366
Martin Marietta Materials, Inc.	52,780	4,501,606

		7,058,972

Consumer Finance 5.3%
American Express Co.	241,528	10,103,116
Redecard SA (Brazil)	252,715	3,858,025

		13,961,141

Data Processing & Outsourced Services 5.1%
MasterCard, Inc., Class A	55,123	13,276,926

Distillers & Vintners 2.4%
Diageo PLC — ADR (United Kingdom)	94,756	6,406,453

Diversified Commercial & Professional Services 1.5%
Cintas Corp.	142,373	3,999,257

Food Retail 2.3%
Tesco PLC (United Kingdom)	850,414	5,917,836

Footwear 1.6%
NIKE, Inc., Class B	65,593	4,256,330

Gas Utilities 1.3%
Questar Corp.	83,234	3,301,893

Van Kampen American Franchise Fund
Portfolio of Investments ▪ November 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Health Care Supplies 5.2%
Alcon, Inc. (Switzerland)	53,880	$7,967,775
Millipore Corp. (a)	81,274	5,534,759

		13,502,534

Home Improvement Retail 1.4%
Sherwin-Williams Co.	59,760	3,635,798

Household Products 2.1%
Procter & Gamble Co.	86,963	5,422,143

Hypermarkets & Super Centers 2.0%
Costco Wholesale Corp.	85,338	5,112,600

Industrial Machinery 2.7%
Schindler Holding AG (Switzerland)	92,079	6,944,083

Internet Retail 4.6%
Amazon.com, Inc. (a)	88,111	11,975,166

Internet Software & Services 6.4%
eBay, Inc. (a)	359,375	8,793,906
Google, Inc., Class A (a)	13,482	7,860,006

		16,653,912

Life Sciences Tools & Services 2.5%
Thermo Fisher Scientific, Inc. (a)	140,174	6,620,418

Multi-Line Insurance 2.5%
Loews Corp.	185,257	6,561,803

Multi-Sector Holdings 0.8%
Leucadia National Corp. (a)	96,058	2,067,168

Oil & Gas Exploration & Production 3.1%
Ultra Petroleum Corp. (Canada) (a)	169,911	7,984,118

Van Kampen American Franchise Fund
Portfolio of Investments ▪ November 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Other Diversified Financial Services 1.5%
BM&F BOVESPA SA (Brazil)	570,210	$3,832,799

Packaged Foods & Meats 2.7%
Nestle SA (Switzerland)	150,759	7,126,325

Pharmaceuticals 3.3%
Mead Johnson Nutrition Co., Class A	198,309	8,699,816

Property & Casualty Insurance 3.7%
Berkshire Hathaway, Inc., Class B (a)	2,868	9,616,404

Railroads 2.7%
Burlington Northern Santa Fe Corp.	72,812	7,157,420

Real Estate Management & Development 1.2%
Brookfield Asset Management, Inc., Class A (Canada)	144,020	3,056,104

Restaurants 6.2%
McDonald’s Corp.	87,298	5,521,599
Starbucks Corp. (a)	493,669	10,811,351

		16,332,950

Soft Drinks 4.7%
Coca-Cola Co.	117,888	6,743,193
Dr. Pepper Snapple Group, Inc.	212,030	5,553,066

		12,296,259

Tobacco 4.5%
British American Tobacco PLC — ADR (United Kingdom)	83,904	5,140,798
Philip Morris International, Inc.	137,545	6,614,539

		11,755,337

Total Long-Term Investments 97.2% (Cost $199,864,032)		253,745,890

Van Kampen American Franchise Fund
Portfolio of Investments ▪ November 30, 2009 (Unaudited) continued

Description	Value

Repurchase Agreements 3.0%
Banc of America Securities ($2,954,889 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.15%, dated 11/30/09, to be sold on 12/01/09 at $2,954,902)	$2,954,889
JPMorgan Chase & Co. ($4,835,590 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.15%, dated 11/30/09, to be sold on 12/01/09 at $4,835,610)	4,835,590
State Street Bank & Trust Co. ($17,521 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 11/30/09, to be sold on 12/01/09 at $17,521)	17,521

Total Repurchase Agreements 3.0% (Cost $7,808,000)	7,808,000

Total Investments 100.2% (Cost $207,672,032)	261,553,890

Liabilities in Excess of Other Assets (0.2%)	(508,378)

Net Assets 100.0%	$261,045,512

Percentages are calculated as a percentage of net assets.

(a)		Non-income producing security.

ADR	—	American Depositary Receipt

Van Kampen American Franchise Fund
Portfolio of Investments ▪ November 30, 2009 (Unaudited) continued
Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820 Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157) defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ACS 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Van Kampen American Franchise Fund
Portfolio of Investments ▪ November 30, 2009 (Unaudited) continued
The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable
Investment	Quoted Prices	Observable Inputs	Inputs	Total

Investments in an Asset Position:
Common Stocks
Asset Management & Custody Banks	$5,619,180	$—	$—	$5,619,180
Communications Equipment	9,306,578	—	—	9,306,578
Computer Hardware	14,288,167	—	—	14,288,167
Construction Materials	7,058,972	—	—	7,058,972
Consumer Finance	13,961,141	—	—	13,961,141
Data Processing & Outsourced Services	13,276,926	—	—	13,276,926
Distillers & Vintners	6,406,453	—	—	6,406,453
Diversified Commercial & Professional Services	3,999,257	—	—	3,999,257
Food Retail	5,917,836	—	—	5,917,836
Footwear	4,256,330	—	—	4,256,330
Gas Utilities	3,301,893	—	—	3,301,893
Health Care Supplies	13,502,534	—	—	13,502,534
Home Improvement Retail	3,635,798	—	—	3,635,798
Household Products	5,422,143	—	—	5,422,143
Hypermarkets & Super Centers	5,112,600	—	—	5,112,600

Van Kampen American Franchise Fund
Portfolio of Investments ▪ November 30, 2009 (Unaudited) continued

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable
Investment	Quoted Prices	Observable Inputs	Inputs	Total

Industrial Machinery	6,944,083	—	—	6,944,083
Internet Retail	11,975,166	—	—	11,975,166
Internet Software & Services	16,653,912	—	—	16,653,912
Life Sciences Tools & Services	6,620,418	—	—	6,620,418
Multi-Line Insurance	6,561,803	—	—	6,561,803
Multi-Sector Holdings	2,067,168	—	—	2,067,168
Oil & Gas Exploration & Production	7,984,118	—	—	7,984,118
Other Diversified Financial Services	3,832,799	—	—	3,832,799
Packaged Foods & Meats	7,126,325	—	—	7,126,325
Pharmaceuticals	8,699,816	—	—	8,699,816
Property & Casualty Insurance	9,616,404	—	—	9,616,404
Railroads	7,157,420	—	—	7,157,420
Real Estate Management & Development	3,056,104	—	—	3,056,104
Restaurants	16,332,950	—	—	16,332,950
Soft Drinks	12,296,259	—	—	12,296,259
Tobacco	11,755,337	—	—	11,755,337
Repurchase Agreements	—	7,808,000	—	7,808,000

Total Investments in an Asset Position	$253,745,890	$7,808,000	$—	$261,553,890

Van Kampen International Growth Fund
Portfolio of Investments ▪ November 30, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 98.5%
Australia 2.9%
BHP Billiton Ltd.	415,053	$15,700,077
CSL Ltd.	416,717	12,037,909

		27,737,986

Austria 1.5%
Vienna Insurance Group	274,437	14,476,412

Belgium 1.1%
Groupe Bruxelles Lambert SA	114,201	10,405,324

Canada 2.5%
Cameco Corp.	496,668	14,268,499
EnCana Corp.	187,685	10,060,015

		24,328,514

China 6.1%
China Construction Bank Corp., Class H	14,655,072	13,047,657
China Resources Power Holdings Co., Ltd.	5,708,024	11,636,929
CNOOC Ltd.	10,418,324	16,050,837
Tencent Holdings Ltd.	994,948	18,396,791

		59,132,214

Denmark 1.1%
Vestas Wind Systems A/S (a)	145,108	10,188,873

Egypt 0.8%
Orascom Construction Industries — GDR	195,797	7,978,728

Finland 3.3%
Fortum Oyj	655,607	16,626,979
Kone Oyj, Class B	383,614	15,523,632

		32,150,611

France 6.7%
AXA SA	556,848	13,269,474

1

Van Kampen International Growth Fund
Portfolio of Investments ▪ November 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

France (continued)
BNP Paribas	253,384	$20,925,796
LVMH Moet Hennessy Louis Vuitton SA	121,340	12,637,268
Total SA	286,082	17,702,446

		64,534,984

Germany 4.8%
Bayer AG	157,130	12,030,515
Deutsche Bank AG	206,339	14,888,811
Linde AG	160,602	19,745,535

		46,664,861

Greece 3.0%
Coca-Cola Hellenic Bottling Co., SA	509,475	11,276,141
National Bank of Greece SA (a)	586,495	17,260,783

		28,536,924

India 1.1%
Reliance Industries Ltd.	480,890	10,994,873

Ireland 0.9%
Ryanair Holdings PLC — ADR (a)	317,170	8,313,026

Israel 1.7%
Teva Pharmaceutical Industries Ltd. — ADR	308,744	16,298,596

Italy 1.0%
ENI SpA	399,399	9,895,347

Japan 18.4%
Benesse Corp.	232,815	10,396,413
FamilyMart Co., Ltd.	290,868	9,573,339
Fast Retailing Co., Ltd.	105,743	19,181,516
Honda Motor Co., Ltd.	320,247	10,003,088
Jupiter Telecommunications Co., Ltd.	12,815	12,023,328
Komatsu Ltd.	632,445	12,423,549
Kurita Water Industries Ltd.	389,800	12,310,898

2

Van Kampen International Growth Fund
Portfolio of Investments ▪ November 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Japan (continued)
Nidec Corp.	164,802	$14,470,698
Nippon Electric Glass Co., Ltd.	1,297,889	15,435,330
Rakuten, Inc.	17,641	14,245,046
Shin-Etsu Chemical Co., Ltd.	248,813	13,499,919
Shionogi & Co., Ltd.	497,122	10,708,482
Sony Financial Holdings, Inc.	2,955	8,891,665
Stanley Electric Co., Ltd.	700,961	13,882,985

		177,046,256

Luxembourg 2.9%
ArcelorMittal	416,614	16,233,469
Millicom International Cellular SA (a)	161,451	12,076,535

		28,310,004

Mexico 1.4%
America Movil SAB de CV — ADR	274,065	13,259,265

Netherlands 1.0%
Reed Elsevier NV	806,173	9,382,662

Norway 1.4%
Storebrand ASA (a)	1,897,873	13,105,500

Portugal 2.5%
Banco Espirito Santo SA	1,814,387	12,695,680
Jeronimo Martins SGPS SA	1,147,752	11,253,856

		23,949,536

Republic of Korea (South Korea) 0.7%
LG Electronics, Inc.	76,595	6,784,731

Singapore 3.2%
DBS Group Holdings Ltd.	1,912,004	19,783,163
Keppel Corp., Ltd.	1,925,499	11,269,177

		31,052,340

3

Van Kampen International Growth Fund
Portfolio of Investments ▪ November 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Spain 3.0%
Banco Santander SA	999,482	$17,123,823
Red Electrica Corp. SA	219,776	12,012,178

		29,136,001

Sweden 2.7%
Investor AB, Class B	666,392	12,158,711
Tele2 AB, Class B	927,466	14,208,227

		26,366,938

Switzerland 7.1%
Nestle SA	432,715	20,454,287
Roche Holding AG	106,544	17,427,626
SGS SA	14,200	18,208,572
Syngenta AG	46,076	12,215,679

		68,306,164

United Kingdom 15.7%
Aggreko PLC	899,530	10,898,847
Autonomy Corp. PLC (a)	480,805	11,271,351
Cobham PLC	3,586,915	13,194,260
Prudential PLC	1,430,878	14,723,873
Reckitt Benckiser PLC	364,745	18,601,295
SABMiller PLC	492,934	14,353,380
Smith & Nephew PLC	1,333,780	12,682,480
Standard Chartered PLC	688,791	16,815,644
Tesco PLC	2,274,900	15,830,507
Vedanta Resources PLC	330,610	12,531,141
Vodafone Group PLC	4,456,618	10,051,596

		150,954,374

Total Long-Term Investments 98.5% (Cost $849,738,422)		949,291,044

4

Van Kampen International Growth Fund
Portfolio of Investments ▪ November 30, 2009 (Unaudited) continued

Description	Value

Repurchase Agreements 1.2%
Banc of America Securities ($4,462,610 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.15%, dated 11/30/09, to be sold on 12/01/09 at $4,462,628)	$4,462,610
JPMorgan Chase & Co. ($7,302,929 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.15%, dated 11/30/09, to be sold on 12/01/09 at $7,302,960)	7,302,929
State Street Bank & Trust Co. ($26,461 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 11/30/09, to be sold on 12/01/09 at $26,461)	26,461

Total Repurchase Agreements 1.2% (Cost $11,792,000)	11,792,000

Total Investments 99.7% (Cost $861,530,422)	961,083,044

Foreign Currency 0.0% (Cost $339,118)	345,451

Other Assets in Excess of Liabilities 0.3%	3,049,787

Net Assets 100.0%	$964,478,282

Percentages are calculated as a percentage of net assets.
(a)	Non-income producing security.
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Forward foreign currency contracts are valued using quoted foreign exchange rates.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ACS 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1—quoted prices in active markets for identical investments
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk,                 etc.)
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

Van Kampen International Growth Fund
Portfolio of Investments ▪ November 30, 2009 (Unaudited) continued
The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
		Other Significant	Significant		Percent of
Investment	Quoted Prices	Observable Inputs	Unobservable Inputs	Total	Net Assets

Investments in an Asset Position:
Common Stocks
Diversified Banks	$117,652,547	$—	$—	$117,652,547	12.20%
Pharmaceuticals	44,434,704	—	—	44,434,704	4.6
Life & Health Insurance	36,721,038	—	—	36,721,038	3.8
Food Retail	36,657,702	—	—	36,657,702	3.8
Wireless Telecommunication Services	35,387,395	—	—	35,387,395	3.7
Electronic Equipment Manufacturers	29,906,028	—	—	29,906,028	3.1
Diversified Commercial & Professional Services	29,107,419	—	—	29,107,419	3.0
Electric Utilities	28,639,157	—	—	28,639,157	3.0
Diversified Metals & Mining	28,231,217	—	—	28,231,217	2.9
Industrial Machinery	27,834,530	—	—	27,834,530	2.9
Multi-Line Insurance	27,745,886	—	—	27,745,886	2.9
Integrated Oil & Gas	27,597,793	—	—	27,597,793	2.9
Integrated Telecommunication Services	26,231,556	—	—	26,231,556	2.7
Oil & Gas Exploration & Production	26,110,852	—	—	26,110,852	2.7
Multi-Sector Holdings	22,564,035	—	—	22,564,035	2.3
Packaged Foods & Meats	20,454,287	—	—	20,454,287	2.1
Industrial Gases	19,745,535	—	—	19,745,535	2.1
Apparel Retail	19,181,516	—	—	19,181,516	2.0
Household Products	18,601,295	—	—	18,601,295	1.9
Internet Software & Services	18,396,791	—	—	18,396,791	1.9
Steel	16,233,469	—	—	16,233,469	1.7
Diversified Capital Markets	14,888,811	—	—	14,888,811	1.5
Brewers	14,353,380	—	—	14,353,380	1.5
Coal & Consumable Fuels	14,268,499	—	—	14,268,499	1.5
Internet Retail	14,245,046	—	—	14,245,046	1.5
Auto Parts & Equipment	13,882,985	—	—	13,882,985	1.4
Specialty Chemicals	13,499,919	—	—	13,499,919	1.4
Aerospace & Defense	13,194,260	—	—	13,194,260	1.4
Health Care Equipment	12,682,480	—	—	12,682,480	1.3
Apparel, Accessories & Luxury Goods	12,637,268	—	—	12,637,268	1.3
Construction & Farm Machinery & Heavy Trucks	12,423,549	—	—	12,423,549	1.3
Fertilizers & Agricultural Chemicals	12,215,679	—	—	12,215,679	1.3
Biotechnology	12,037,909	—	—	12,037,909	1.2
Diversified Chemicals	12,030,515	—	—	12,030,515	1.2
Independent Power Producers & Energy Traders	11,636,929	—	—	11,636,929	1.2
Soft Drinks	11,276,140	—	—	11,276,140	1.2
Application Software	11,271,351	—	—	11,271,351	1.2
Industrial Conglomerates	11,269,178	—	—	11,269,178	1.2
Oil & Gas Refining & Marketing	10,994,873	—	—	10,994,873	1.1
Education Services	10,396,412	—	—	10,396,412	1.1
Heavy Electrical Equipment	10,188,873	—	—	10,188,873	1.1
Automobile Manufacturers	10,003,088	—	—	10,003,088	1.0
Publishing	9,382,663	—	—	9,382,663	1.0
Airlines	8,313,026	—	—	8,313,026	0.9
Construction & Engineering	7,978,728	—	—	7,978,728	0.8

6

Van Kampen International Growth Fund
Portfolio of Investments ▪ November 30, 2009 (Unaudited) continued

	Level 1	Level 2	Level 3
		Other Significant	Significant		Percent of
Investment	Quoted Prices	Observable Inputs	Unobservable Inputs	Total	Net Assets

Consumer Electronics	$6,784,731	$—	$—	$6,784,731	0.7%
Repurchase Agreements	—	11,792,000	—	11,792,000	1.2

Total Investments in an Asset Position	$949,291,044	$11,792,000	$—	$961,083,044	99.7%

7

Van Kampen Equity Premium Income Fund
Portfolio of Investments • November 30, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 100.4%
Aerospace & Defense 2.6%
BE Aerospace, Inc. (a)	31,459	$606,215
Boeing Co.	12,752	668,333
General Dynamics Corp.	14,108	929,717
Precision Castparts Corp.	11,274	1,168,888
Rockwell Collins, Inc.	16,000	855,360
United Technologies Corp.	17,300	1,163,252

		5,391,765

Agricultural Products 0.0%
Archer-Daniels-Midland Co.	1,105	34,045

Air Freight & Logistics 0.4%
FedEx Corp.	10,900	920,505

Airlines 0.0%
Continental Airlines, Inc., Class B (a)	31	442

Aluminum 0.3%
Alcoa, Inc.	49,989	625,862

Apparel, Accessories & Luxury Goods 0.5%
Jones Apparel Group, Inc.	19,599	332,203
Polo Ralph Lauren Corp., Class A	4,473	343,750
VF Corp.	4,674	339,893

		1,015,846

Apparel Retail 1.3%
Abercrombie & Fitch Co., Class A	11,200	447,216
Chico’s FAS, Inc. (a)	440	6,191
Guess?, Inc.	8,063	298,734
Limited Brands, Inc.	46,600	773,094
TJX Cos., Inc.	19,200	736,896
Urban Outfitters, Inc. (a)	13,326	421,635

		2,683,766

	Number of
Description	Shares	Value

Application Software 0.6%
Adobe Systems, Inc. (a)	11,794	$413,733
Salesforce.com, Inc. (a)	14,645	917,949

		1,331,682

Asset Management & Custody Banks 1.3%
Ameriprise Financial, Inc.	17,100	651,852
BlackRock, Inc.	1,800	408,744
Franklin Resources, Inc.	7,100	767,013
Invesco Ltd. (Bermuda)	17,781	395,627
T. Rowe Price Group, Inc.	9,855	482,205

		2,705,441

Auto Parts & Equipment 0.2%
Autoliv, Inc.	9,967	404,760

Biotechnology 0.2%
Amgen, Inc. (a)	7,779	438,347

Broadcasting — Diversified 0.5%
Time Warner Cable, Inc.	17,288	724,194
Virgin Media, Inc.	19,600	322,616

		1,046,810

Building Products 0.3%
Armstrong World Industries, Inc. (a)	14,300	592,449

Cable & Satellite 0.3%
Scripps Networks Interactive, Inc.	14,100	557,655

Casinos & Gaming 0.1%
Las Vegas Sands Corp. (a)	2,944	45,102
Wynn Resorts Ltd. (a)	2,748	177,356

		222,458

Catalog Retail 0.2%
Liberty Media Corp. — Interactive, Class A (a)	37,800	402,192

	Number of
Description	Shares	Value

Commercial Printing 0.3%
R.R. Donnelley & Sons Co.	29,700	$611,226

Communications Equipment 3.2%
Ciena Corp. (a)	33,903	411,921
Cisco Systems, Inc. (a)	160,942	3,766,043
Motorola, Inc.	178,751	1,431,796
QUALCOMM, Inc.	21,599	971,955

		6,581,715

Computer Hardware 7.0%
Apple, Inc. (a)	27,032	5,403,967
Dell, Inc. (a)	62,651	884,632
Hewlett-Packard Co.	79,625	3,906,403
IBM Corp.	33,845	4,276,316

		14,471,318

Computer Storage & Peripherals 0.2%
NetApp, Inc. (a)	12,756	393,140

Construction & Farm Machinery & Heavy Trucks 1.9%
Caterpillar, Inc.	28,500	1,664,115
Joy Global, Inc.	32,622	1,746,582
Manitowoc Co., Inc.	6,703	65,823
Terex Corp. (a)	17,900	337,057

		3,813,577

Consumer Electronics 0.4%
Garmin Ltd. (Cayman Islands)	11,505	343,769
Harman International Industries, Inc.	12,800	481,408

		825,177

Consumer Finance 1.3%
American Express Co.	55,661	2,328,300
Discover Financial Services	24,800	383,408

		2,711,708

	Number of
Description	Shares	Value

Data Processing & Outsourced Services 0.0%
Automatic Data Processing, Inc.	67	$2,911

Department Stores 0.8%
Macy’s, Inc.	54,210	884,165
Nordstrom, Inc.	24,428	817,117

		1,701,282

Diversified Banks 1.5%
U.S. Bancorp	29,644	715,310
Wells Fargo & Co.	86,235	2,418,029

		3,133,339

Diversified Chemicals 0.7%
Dow Chemical Co.	35,000	972,300
Eastman Chemical Co.	8,908	535,549

		1,507,849

Diversified Metals & Mining 1.8%
Freeport-McMoRan Copper & Gold, Inc.	15,889	1,315,609
Peabody Energy Corp.	22,100	982,566
Rio Tinto PLC — ADR (United Kingdom)	4,204	858,037
Southern Copper Corp.	14,100	491,244

		3,647,456

Drug Retail 1.1%
CVS Caremark Corp.	28,514	884,219
Walgreen Co.	33,312	1,295,504

		2,179,723

Electric Utilities 1.9%
American Electric Power Co., Inc.	32,500	1,046,175
Duke Energy Corp.	67,300	1,122,564
Pinnacle West Capital Corp.	24,800	870,232
Southern Co.	24,014	770,609

		3,809,580

	Number of
Description	Shares	Value

Electrical Components & Equipment 0.2%
Hubbell, Inc., Class B	8,900	$404,149

Electronic Equipment Manufacturers 0.0%
Amphenol Corp., Class A	402	16,562
Mettler-Toledo International, Inc. (a)	39	3,880

		20,442

Food Retail 0.8%
Safeway, Inc.	32,949	741,353
SUPERVALU, Inc.	26,323	364,047
Whole Foods Market, Inc. (a)	17,057	437,512

		1,542,912

Footwear 0.3%
Crocs, Inc. (a)	7,665	37,329
NIKE, Inc., Class B	10,190	661,229

		698,558

Gas Utilities 1.0%
National Fuel Gas Co.	15,300	716,499
ONEOK, Inc.	15,700	628,314
Questar Corp.	17,677	701,247

		2,046,060

Health Care Distributors 0.9%
AmerisourceBergen Corp.	27,700	683,913
McKesson Corp.	17,400	1,079,148

		1,763,061

Health Care Equipment 2.6%
Hologic, Inc. (a)	26,112	377,840
Hospira, Inc. (a)	26,400	1,239,480
Medtronic, Inc.	20,000	848,800
Stryker Corp.	30,072	1,515,629
Varian Medical Systems, Inc. (a)	9,800	458,052
Waters Corp. (a)	13,900	817,042

		5,256,843

	Number of
Description	Shares	Value

Health Care Services 2.2%
DaVita, Inc. (a)	21,015	$1,244,929
Express Scripts, Inc. (a)	25,059	2,150,062
Medco Health Solutions, Inc. (a)	19,257	1,216,272

		4,611,263

Health Care Supplies 0.0%
Inverness Medical Innovations, Inc. (a)	633	26,618

Healthcare 0.4%
HCP, Inc.	23,300	729,290

Home Furnishings 0.3%
Tempur-Pedic International, Inc. (a)	32,356	697,272

Hotels, Resorts & Cruise Lines 0.6%
Wyndham Worldwide Corp.	66,885	1,242,054

Household Appliances 0.4%
Whirlpool Corp.	10,662	790,694

Household Products 3.4%
Clorox Co.	275	16,574
Colgate-Palmolive Co.	19,600	1,650,124
Kimberly-Clark Corp.	16,807	1,108,758
Procter & Gamble Co.	66,500	4,146,275

		6,921,731

Hypermarkets & Super Centers 0.8%
Wal-Mart Stores, Inc.	28,300	1,543,765

Independent Power Producers & Energy Traders 0.5%
AES Corp. (a)	79,340	1,010,792

Industrial Conglomerates 2.7%
3M Co.	27,000	2,090,880
General Electric Co.	180,881	2,897,714

	Number of
Description	Shares	Value

Industrial Conglomerates (continued)
Textron, Inc.	28,100	$563,405

		5,551,999

Industrial Gases 0.3%
Air Products & Chemicals, Inc.	8,100	671,733

Industrial Machinery 1.2%
Flowserve Corp.	7,600	755,896
Illinois Tool Works, Inc.	18,800	914,432
Pall Corp.	25,400	808,482

		2,478,810

Industrial REIT’s 0.1%
ProLogis	18,941	247,748

Insurance Brokers 0.4%
Marsh & McLennan Cos., Inc.	39,300	886,215

Integrated Oil & Gas 6.8%
Chevron Corp.	38,354	2,993,146
ConocoPhillips	42,877	2,219,742
Exxon Mobil Corp.	90,916	6,825,064
Occidental Petroleum Corp.	22,822	1,843,790

		13,881,742

Integrated Telecommunication Services 2.7%
AT&T, Inc.	150,487	4,054,120
Verizon Communications, Inc.	44,589	1,402,770

		5,456,890

Internet Retail 0.8%
Expedia, Inc. (a)	40,152	1,023,073
Priceline.com, Inc. (a)	3,200	685,184

		1,708,257

Internet Software & Services 1.5%
eBay, Inc. (a)	23,706	580,086
Google, Inc., Class A (a)	3,951	2,303,433

	Number of
Description	Shares	Value

Internet Software & Services (continued)
WebMD Health Corp., Class A (a)	8,001	$290,436

		3,173,955

Investment Banking & Brokerage 1.3%
Goldman Sachs Group, Inc.	13,107	2,223,734
Raymond James Financial, Inc.	16,000	388,640

		2,612,374

IT Consulting & Other Services 0.1%
Cognizant Technology Solutions Corp., Class A (a)	4,652	204,362

Life & Health Insurance 1.0%
Aflac, Inc.	21,853	1,005,894
Lincoln National Corp.	34,000	778,940
Principal Financial Group, Inc.	8,500	215,815

		2,000,649

Life Sciences Tools & Services 0.7%
Life Technologies Corp. (a)	18,044	898,230
Thermo Fisher Scientific, Inc. (a)	12,016	567,516

		1,465,746

Managed Health Care 0.9%
CIGNA Corp.	17,875	573,430
Humana, Inc. (a)	27,280	1,132,393
WellPoint, Inc. (a)	2,781	150,257

		1,856,080

Movies & Entertainment 1.7%
News Corp., Class A	27,851	319,172
Time Warner, Inc.	39,915	1,226,189
Viacom, Inc., Class B (a)	34,500	1,022,580
Walt Disney Co.	33,089	999,950

		3,567,891

Multi-Line Insurance 0.9%
American Financial Group, Inc.	12,000	291,120
American International Group, Inc. (a)	1,603	45,525

	Number of
Description	Shares	Value

Multi-Line Insurance (continued)
Hartford Financial Services Group, Inc.	28,012	$685,174
Loews Corp.	25,705	910,471

		1,932,290

Oil & Gas Drilling 0.5%
Atwood Oceanics, Inc. (a)	6,100	229,848
Nabors Industries Ltd. (Bermuda) (a)	37,497	774,313
Pride International, Inc. (a)	107	3,384

		1,007,545

Oil & Gas Equipment & Services 1.2%
Halliburton Co.	27,640	811,510
Helix Energy Solutions Group, Inc. (a)	7,839	92,187
Schlumberger Ltd. (Netherlands Antilles)	25,056	1,600,828

		2,504,525

Oil & Gas Exploration & Production 2.3%
Anadarko Petroleum Corp.	25,645	1,526,647
Apache Corp.	14,500	1,381,560
Concho Resources, Inc. (a)	14,900	609,112
Devon Energy Corp.	3,100	208,785
Pioneer Natural Resources Co.	25,000	1,033,750

		4,759,854

Oil & Gas Refining & Marketing 0.1%
Valero Energy Corp.	13,683	217,423

Oil & Gas Storage & Transportation 1.0%
Overseas Shipholding Group, Inc.	121	4,635
Spectra Energy Corp.	55,148	1,070,423
Williams Cos., Inc.	45,800	910,962

		1,986,020

Other Diversified Financial Services 3.3%
Bank of America Corp.	184,044	2,917,097
JPMorgan Chase & Co.	92,579	3,933,682

		6,850,779

	Number of
Description	Shares	Value

Packaged Foods & Meats 1.2%
ConAgra Foods, Inc.	3,141	$69,699
Kellogg Co.	11,600	609,928
Kraft Foods, Inc., Class A	66,039	1,755,316

		2,434,943

Paper Products 0.6%
International Paper Co.	20,800	529,360
MeadWestvaco Corp.	28,600	782,782

		1,312,142

Personal Products 0.2%
Bare Escentuals, Inc. (a)	35,818	458,112

Pharmaceuticals 5.5%
Abbott Laboratories	8,700	474,063
Bristol-Myers Squibb Co.	35,469	897,720
Johnson & Johnson	40,851	2,567,077
Merck & Co., Inc.	128,183	4,641,506
Mylan, Inc. (a)	29,700	530,739
Pfizer, Inc.	122,246	2,221,210

		11,332,315

Property & Casualty Insurance 1.5%
ACE Ltd. (Switzerland)	7,405	360,698
Allstate Corp.	25,818	733,489
Chubb Corp.	9,511	476,881
CNA Financial Corp. (a)	5,633	128,151
Travelers Cos., Inc.	10,482	549,152
XL Capital Ltd., Class A (Cayman Islands)	43,600	798,316

		3,046,687

Railroads 0.9%
Burlington Northern Santa Fe Corp.	653	64,190
CSX Corp.	20,071	952,971
Norfolk Southern Corp.	10,100	519,140

	Number of
Description	Shares	Value

Railroads (continued)
Union Pacific Corp.	3,742	$236,719

		1,773,020

Real Estate Management & Development 0.0%
Jones Lang LaSalle, Inc.	366	18,618

Regional Banks 0.1%
PNC Financial Services Group, Inc.	2,735	155,922

Residential REIT’s 0.0%
Equity Residential	200	6,442

Restaurants 0.6%
McDonald’s Corp.	16,406	1,037,679
Starbucks Corp. (a)	13,534	296,395

		1,334,074

Retail REIT’s 0.5%
Simon Property Group, Inc.	12,997	944,362

Semiconductors 2.5%
Cree, Inc. (a)	15,200	727,016
Intel Corp.	142,144	2,729,165
Texas Instruments, Inc.	63,657	1,609,885

		5,066,066

Soft Drinks 2.2%
Coca-Cola Co.	20,100	1,149,720
Coca-Cola Enterprises, Inc.	48,909	961,062
Pepsi Bottling Group, Inc.	65,131	2,471,721

		4,582,503

Specialized Finance 0.7%
CME Group, Inc.	1,800	590,814
IntercontinentalExchange, Inc. (a)	5,300	565,987
NYSE Euronext	11,900	300,832

		1,457,633

	Number of
Description	Shares	Value

Specialty Chemicals 0.3%
Sigma-Aldrich Corp.	9,800	$522,732

Specialty Stores 0.1%
Office Depot, Inc. (a)	28,194	173,111

Steel 0.1%
United States Steel Corp.	5,952	265,816

Systems Software 3.7%
Microsoft Corp.	201,229	5,918,145
Oracle Corp.	66,695	1,472,625
VMware, Inc., Class A (a)	3,512	147,434

		7,538,204

Thrifts & Mortgage Finance 0.0%
Federal Home Loan Mortgage Corp. (a)	10,165	10,470
Federal National Mortgage Association (a)	58,353	51,351

		61,821

Tobacco 2.3%
Altria Group, Inc.	23,126	435,000
Lorillard, Inc.	12,425	968,032
Philip Morris International, Inc.	61,948	2,979,079
Reynolds American, Inc.	6,012	300,360

		4,682,471

Wireless Telecommunication Services 0.6%
American Tower Corp., Class A (a)	18,400	752,928
NII Holdings, Inc., Class B (a)	14,421	429,746

		1,182,674

Total Long-Term Investments 100.4% (Cost $266,019,577)		206,442,085

Description	Value

Repurchase Agreements 0.8%
Banc of America Securities ($613,079 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.15%, dated 11/30/09, to be sold on 12/01/09 at $613,082)	$613,079
JPMorgan Chase & Co. ($1,003,286 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.15%, dated 11/30/09, to be sold on 12/01/09 at $1,003,290)	1,003,286
State Street Bank & Trust Co. ($3,635 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 11/30/09, to be sold on 12/01/09 at $3,635)	3,635

Total Repurchase Agreements 0.8% (Cost $1,620,000)	1,620,000

Total Investments 101.2% (b) (Cost $267,639,577)	208,062,085

Liabilities in Excess of Other Assets (0.3%)	(698,579)

Written Options (0.9%)	(1,851,200)

Net Assets 100.0%	$205,512,306

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.

(b)	The Fund may designate up to 100% of its common stock investments to cover outstanding call options.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust
Futures contracts outstanding as of November 30, 2009:

	Number	Unrealized
	of	Appreciation/
	Contracts	Depreciation
Short Contracts:
S&P 500 Mini Index, December 2009 (Current Notional Value of $54,740 per contract)	200	$89,120

Written options outstanding as of November 30, 2009:

	Exercise	Expiration	Number of
Name of Issuer	Price	Date	Contracts	Premium	Value
Call — S&P 500 Index, December 2009	$1,100.00	12/19/09	400	$(672,799)	$(640,000)
Call — S&P 500 Index, December 2009	1,105.00	12/19/09	400	(606,798)	(581,200)
Call — S&P 500 Index, December 2009	1,110.00	12/19/09	200	(271,399)	(234,000)
Call — S&P 500 Index, December 2009	1,115.00	12/19/09	400	(598,798)	(396,000)

			1,400	$(2,149,794)	$(1,851,200)

Security Valuation Investments in securities and written options listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted securities and listed securities for which the last sale price is not available are valued at the mean of the last reported bid and asked price. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Purchased options are valued at the last sale price while written options that are not listed on a securities exchange are valued by independent broker quotes. Future contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820 “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as FAS 157) defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ACS 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 —	quoted prices in active markets for identical investments

Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund’s investments carried at value:

		Level 2
		Other	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
Investments	Quoted Prices	Inputs	Inputs	Total

Investments in an Asset Position:
Common Stocks
Aerospace & Defense	$5,391,765	$—	$—	$5,391,765
Agricultural Products	34,045	—	—	34,045
Air Freight & Logistics	920,505	—	—	920,505
Airlines	442	—	—	442
Aluminum	625,862	—	—	625,862
Apparel, Accessories & Luxury Goods	1,015,846	—	—	1,015,846
Apparel Retail	2,683,766	—	—	2,683,766
Application Software	1,331,682	—	—	1,331,682
Asset Management & Custody Banks	2,705,441	—	—	2,705,441
Auto Parts & Equipment	404,760	—	—	404,760
Biotechnology	438,347	—	—	438,347
Broadcasting — Diversified	1,046,810	—	—	1,046,810
Building Products	592,449	—	—	592,449
Cable & Satellite	557,655	—	—	557,655
Casinos & Gaming	222,458	—	—	222,458
Catalog Retail	402,192	—	—	402,192
Commercial Printing	611,226	—	—	611,226
Communications Equipment	6,581,715	—	—	6,581,715
Computer Hardware	14,471,318	—	—	14,471,318
Computer Storage & Peripherals	393,140	—	—	393,140
Construction & Farm Machinery & Heavy Trucks	3,813,577	—	—	3,813,577
Consumer Electronics	825,177	—	—	825,177

		Level 2
		Other	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
Investments	Quoted Prices	Inputs	Inputs	Total

Common Stocks (continued)
Consumer Finance	$2,711,708	$—	$—	$2,711,708
Data Processing & Outsourced Services	2,911	—	—	2,911
Department Stores	1,701,282	—	—	1,701,282
Diversified Banks	3,133,339	—	—	3,133,339
Diversified Chemicals	1,507,849	—	—	1,507,849
Diversified Metals & Mining	3,647,456	—	—	3,647,456
Drug Retail	2,179,723	—	—	2,179,723
Electric Utilities	3,809,580	—	—	3,809,580
Electrical Components & Equipment	404,149	—	—	404,149
Electronic Equipment Manufacturers	20,442	—	—	20,442
Food Retail	1,542,912	—	—	1,542,912
Footwear	698,558	—	—	698,558
Gas Utilities	2,046,060	—	—	2,046,060
Health Care Distributors	1,763,061	—	—	1,763,061
Health Care Equipment	5,256,843	—	—	5,256,843
Health Care Services	4,611,263	—	—	4,611,263
Health Care Supplies	26,618	—	—	26,618
Healthcare	729,290	—	—	729,290
Home Furnishings	697,272	—	—	697,272
Hotels, Resorts & Cruise Lines	1,242,054	—	—	1,242,054
Household Appliances	790,694	—	—	790,694
Household Products	6,921,731	—	—	6,921,731
Hypermarkets & Super Centers	1,543,765	—	—	1,543,765
Independent Power Producers & Energy Traders	1,010,792	—	—	1,010,792
Industrial Conglomerates	5,551,999	—	—	5,551,999
Industrial Gases	671,733	—	—	671,733
Industrial Machinery	2,478,810	—	—	2,478,810
Industrial REIT’s	247,748	—	—	247,748
Insurance Brokers	886,215	—	—	886,215

		Level 2
		Other	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
Investments	Quoted Prices	Inputs	Inputs	Total

Common Stocks (continued)
Integrated Oil & Gas	$13,881,742	$—	$—	$13,881,742
Integrated Telecommunication Services	5,456,890	—	—	5,456,890
Internet Retail	1,708,257	—	—	1,708,257
Internet Software & Services	3,173,955	—	—	3,173,955
Investment Banking & Brokerage	2,612,374	—	—	2,612,374
IT Consulting & Other Services	204,362	—	—	204,362
Life & Health Insurance	2,000,649	—	—	2,000,649
Life Sciences Tools & Services	1,465,746	—	—	1,465,746
Managed Health Care	1,856,080	—	—	1,856,080
Movies & Entertainment	3,567,891	—	—	3,567,891
Multi-Line Insurance	1,932,290	—	—	1,932,290
Oil & Gas Drilling	1,007,545	—	—	1,007,545
Oil & Gas Equipment & Services	2,504,525	—	—	2,504,525
Oil & Gas Exploration & Production	4,759,854	—	—	4,759,854
Oil & Gas Refining & Marketing	217,423	—	—	217,423
Oil & Gas Storage & Transportation	1,986,020	—	—	1,986,020
Other Diversified Financial Services	6,850,779	—	—	6,850,779
Packaged Foods & Meats	2,434,943	—	—	2,434,943
Paper Products	1,312,142	—	—	1,312,142
Personal Products	458,112	—	—	458,112
Pharmaceuticals	11,332,315	—	—	11,332,315
Property & Casualty Insurance	3,046,687	—	—	3,046,687
Railroads	1,773,020	—	—	1,773,020
Real Estate Management & Development	18,618	—	—	18,618
Regional Banks	155,922	—	—	155,922
Residential REIT’s	6,442	—	—	6,442
Restaurants	1,334,074	—	—	1,334,074

		Level 2
		Other	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
Investments	Quoted Prices	Inputs	Inputs	Total

Common Stocks (continued)
Retail REIT’s	$944,362	$—	$—	$944,362
Semiconductors	5,066,066	—	—	5,066,066
Soft Drinks	4,582,503	—	—	4,582,503
Specialized Finance	1,457,633	—	—	1,457,633
Specialty Chemicals	522,732	—	—	522,732
Specialty Stores	173,111	—	—	173,111
Steel	265,816	—	—	265,816
Systems Software	7,538,204	—	—	7,538,204
Thrifts & Mortgage Finance	61,821	—	—	61,821
Tobacco	4,682,471	—	—	4,682,471
Wireless Telecommunication Services	1,182,674	—	—	1,182,674
Futures	89,120	—	—	89,120
Repurchase Agreements	—	1,620,000	—	1,620,000

Total Investments in an Asset Position	$206,531,205	$1,620,000	$—	$208,151,205

Investments in a Liability Position:
Written Options	$(1,851,200)	$—	$—	$(1,851,200)

Total Investments in a Liability Position	$(1,851,200)	$—	$—	$(1,851,200)

Van Kampen Core Growth Fund
Portfolio of Investments ▪ November 30, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 100.6%
Asset Management & Custody Banks 2.1%
Franklin Resources, Inc.	1,088	$117,537

Communications Equipment 3.5%
Cisco Systems, Inc. (a)	8,319	194,665

Computer Hardware 5.4%
Apple, Inc. (a)	1,495	298,865

Construction Materials 2.7%
Cemex SAB de CV — ADR (Mexico) (a)	4,738	53,492
Martin Marietta Materials, Inc.	1,104	94,160

		147,652

Consumer Finance 5.3%
American Express Co.	5,052	211,325
Redecard SA (Brazil)	5,286	80,698

		292,023

Data Processing & Outsourced Services 5.1%
MasterCard, Inc., Class A	1,153	277,712

Distillers & Vintners 2.4%
Diageo PLC — ADR (United Kingdom)	1,982	134,003

Diversified Commercial & Professional Services 1.5%
Cintas Corp.	2,978	83,652

Food Retail 2.3%
Tesco PLC (United Kingdom)	17,788	123,783

Footwear 1.6%
NIKE, Inc., Class B	1,372	89,029

Gas Utilities 1.3%
Questar Corp.	1,741	69,065

Van Kampen Core Growth Fund
Portfolio of Investments ▪ November 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Health Care Supplies 5.1%
Alcon, Inc. (Switzerland)	1,127	$166,661
Millipore Corp. (a)	1,700	115,770

		282,431

Home Improvement Retail 1.4%
Sherwin-Williams Co.	1,250	76,050

Household Products 2.1%
Procter & Gamble Co.	1,819	113,415

Hypermarkets & Super Centers 2.0%
Costco Wholesale Corp.	1,785	106,939

Industrial Machinery 2.6%
Schindler Holding AG (Switzerland)	1,926	145,248

Internet Retail 4.6%
Amazon.com, Inc. (a)	1,843	250,482

Internet Software & Services 7.0%
eBay, Inc. (a)	7,517	183,941
Google, Inc., Class A (a)	344	200,552

		384,493

Life Sciences Tools & Services 2.5%
Thermo Fisher Scientific, Inc. (a)	2,932	138,478

Multi-Line Insurance 2.5%
Loews Corp.	3,875	137,253

Multi-Sector Holdings 2.0%
Leucadia National Corp. (a)	5,210	112,119

Oil & Gas Exploration & Production 3.0%
Ultra Petroleum Corp. (Canada) (a)	3,554	167,002

Van Kampen Core Growth Fund
Portfolio of Investments ▪ November 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Other Diversified Financial Services 1.5%
BM&F BOVESPA SA (Brazil)	11,927	$80,170

Packaged Foods & Meats 2.6%
Nestle SA — ADR (Switzerland)	3,052	144,726

Pharmaceuticals 3.6%
Mead Johnson Nutrition Co., Class A	4,501	197,459

Property & Casualty Insurance 3.7%
Berkshire Hathaway, Inc., Class B (a)	60	201,180

Railroads 2.7%
Burlington Northern Santa Fe Corp.	1,523	149,711

Real Estate Management & Development 3.2%
Brookfield Asset Management, Inc., Class A (Canada)	8,211	174,237

Restaurants 6.2%
McDonald’s Corp.	1,826	115,495
Starbucks Corp. (a)	10,326	226,139

		341,634

Soft Drinks 4.6%
Coca-Cola Co.	2,395	136,994
Dr. Pepper Snapple Group, Inc. (a)	4,435	116,153

		253,147

Tobacco 4.5%
British American Tobacco PLC — ADR (United Kingdom)	1,755	107,529
Philip Morris International, Inc.	2,877	138,355

		245,884

Total Long-Term Investments 100.6% (Cost $5,587,373)		5,530,044

Van Kampen Core Growth Fund
Portfolio of Investments ▪ November 30, 2009 (Unaudited) continued

Description	Value

Repurchase Agreements 0.8%
Banc of America Securities ($16,651 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.15%, dated 11/30/09, to be sold on 12/01/09 at $16,651)	$16,651
JPMorgan Chase & Co. ($27,250 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.15%, dated 11/30/09, to be sold on 12/01/09 at $27,250)	27,250
State Street Bank & Trust Co. ($99 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 11/30/09, to be sold on 12/01/09 at $99)	99

Total Repurchase Agreements 0.8% (Cost $44,000)	44,000

Total Investments 101.4% (Cost $5,631,373)	5,574,044

Liabilities in Excess of Other Assets (1.4%)	(79,659)

Net Assets 100.0%	$5,494,385

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.

ADR	- American Depositary Receipt
Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the

Van Kampen Core Growth Fund
Portfolio of Investments ▪ November 30, 2009 (Unaudited) continued
times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820 “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1—quoted prices in active markets for identical investments
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3
		Other Significant	Significant
Investments	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Investments in an Asset Position
Common Stocks
Asset Management & Custody Banks	$117,537	$—	$—	$117,537
Communications Equipment	194,665	—	—	194,665

Van Kampen Core Growth Fund
Portfolio of Investments ▪ November 30, 2009 (Unaudited) continued

	Level 1	Level 2	Level 3
		Other Significant	Significant
Investments	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks (continued)
Computer Hardware	$298,865	$—	$—	$298,865
Construction Materials	147,652	—	—	147,652
Consumer Finance	292,023	—	—	292,023
Data Processing & Outsourced Services	277,712	—	—	277,712
Distillers & Vintners	134,003	—	—	134,003
Diversified Commercial & Professional Services	83,652	—	—	83,652
Food Retail	123,783	—	—	123,783
Footwear	89,029	—	—	89,029
Gas Utilities	69,065	—	—	69,065
Health Care Supplies	282,431	—	—	282,431
Home Improvement Retail	76,050	—	—	76,050
Household Products	113,415	—	—	113,415
Hypermarkets & Super Centers	106,939	—	—	106,939
Industrial Machinery	145,248	—	—	145,248
Internet Retail	250,482	—	—	250,482
Internet Software & Services	384,493	—	—	384,493
Life Sciences Tools & Services	138,478	—	—	138,478
Multi-Line Insurance	137,253	—	—	137,253
Multi-Sector Holdings	112,119	—	—	112,119
Oil & Gas Exploration & Production	167,002	—	—	167,002
Other Diversified Financial Services	80,170	—	—	80,170
Packaged Foods & Meats	144,726	—	—	144,726
Pharmaceuticals	197,459	—	—	197,459
Property & Casualty Insurance	201,180	—	—	201,180
Railroads	149,711	—	—	149,711
Real Estate Management & Development	174,237	—	—	174,237
Restaurants	341,634	—	—	341,634
Soft Drinks	253,147	—	—	253,147
Tobacco	245,884	—	—	245,884
Repurchase Agreements	—	44,000	—	44,000

Total Investments in an Asset Position	$5,530,044	$44,000	$—	$5,574,044

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Equity Trust II

By: /s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: January 21, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: January 21, 2010

By: /s/ Stuart N. Schuldt Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: January 21, 2010